Investment Objectives and Goals - FRANKLIN GOLD & PRECIOUS METALS FUND	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN GOLD AND PRECIOUS METALS FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation. The Fund's secondary goal is to provide shareholders with current income through dividends or interest received from its investments.